Financial instruments (Details) - Schedule of long-term debt $ in Thousands	Dec. 31, 2022 USD ($)
Total [Member]
Financial instruments (Details) - Schedule of long-term debt [Line Items]
Accounts payable and other liabilities	$ 9,037
Short-term and low value leases	30
Lease obligation	1,754
Long-term debt	38,656
Total	49,477
Year 1 [Member]
Financial instruments (Details) - Schedule of long-term debt [Line Items]
Accounts payable and other liabilities	9,037
Short-term and low value leases	13
Lease obligation	434
Long-term debt	3,418
Total	12,902
Years 2 to 3 [Member]
Financial instruments (Details) - Schedule of long-term debt [Line Items]
Accounts payable and other liabilities
Short-term and low value leases	12
Lease obligation	843
Long-term debt	28,012
Total	28,867
Years 4 to 5 [Member]
Financial instruments (Details) - Schedule of long-term debt [Line Items]
Accounts payable and other liabilities
Short-term and low value leases	5
Lease obligation	409
Long-term debt	68
Total	482
After 5 years [Member]
Financial instruments (Details) - Schedule of long-term debt [Line Items]
Accounts payable and other liabilities
Short-term and low value leases
Lease obligation	68
Long-term debt	7,158
Total	$ 7,226